Financial Instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets, Current
Financial assets, Amortized cost	R$ 56,324,856	R$ 40,832,830
Fair value through other comprehensive income	555,413	531,600
Total financial assets	56,880,269	41,364,430
Financial liabilities, Current/Non-current
Financial liabilities, Amortized cost	55,363,568	40,188,567
Fair value through profit or loss	0	0
Total financial liabilities	55,363,568	40,188,567
Accounts payable
Financial liabilities, Current/Non-current
Financial liabilities, Amortized cost	51,610,405	38,767,156
Fair value through profit or loss	0	0
Total financial liabilities	51,610,405	38,767,156
Loans and borrowings
Financial liabilities, Current/Non-current
Financial liabilities, Amortized cost	3,489,858	1,091,157
Fair value through profit or loss	0	0
Total financial liabilities	3,489,858	1,091,157
Lease liabilities
Financial liabilities, Current/Non-current
Financial liabilities, Amortized cost	26,315	23,049
Fair value through profit or loss	0	0
Total financial liabilities	26,315	23,049
Other liabilities
Financial liabilities, Current/Non-current
Financial liabilities, Amortized cost	236,990	307,205
Fair value through profit or loss	0	0
Total financial liabilities	236,990	307,205
Cash and cash equivalents
Financial assets, Current
Financial assets, Amortized cost	670,441	265,096
Fair value through other comprehensive income	0	0
Total financial assets	670,441	265,096
Financial investments
Financial assets, Current
Financial assets, Amortized cost	875,240	393,783
Fair value through other comprehensive income	555,413	531,600
Total financial assets	1,430,653	925,383
Accounts receivable
Financial assets, Current
Financial assets, Amortized cost	54,578,684	39,968,233
Fair value through other comprehensive income	0	0
Total financial assets	54,578,684	39,968,233
Other assets
Financial assets, Current
Financial assets, Amortized cost	200,491	205,718
Fair value through other comprehensive income	0	0
Total financial assets	R$ 200,491	R$ 205,718